Supplement dated June 23, 2021
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
CTIVP® – American Century Diversified Bond Fund	5/1/2021
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc. (American Century)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Robert Gahagan	Senior Vice President and Senior Portfolio Manager of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Jeffrey Houston, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Co-Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2018
Peter Van Gelderen	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	June 2021
Jason Greenblath	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	June 2021
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc. (American Century)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Robert Gahagan	Senior Vice President and Senior Portfolio Manager of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Jeffrey Houston, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Co-Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2018
Peter Van Gelderen	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	June 2021
Jason Greenblath	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	June 2021
Mr. Gahagan joined American Century in 1983. Mr. Gahagan began his investment career in 1983 and earned a B.A. and an M.B.A. from the University of Missouri-Kansas City.
Mr. Houston joined American Century in 1990. Mr. Houston began his investment career in 1986 and earned a B.A. from the University of Delaware and an M.A. from Syracuse University.
Mr. Tan joined American Century in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments from 2005 to 2018. Mr. Tan began his investment career in 1994 and earned a B.S. from University of International Business and Economics, Beijing and an M.B.A from Bucknell University.
Mr. Van Gelderen joined American Century in 2021. Prior to joining American Century, Mr. Van Gelderen worked at Guggenheim Partners from 2013 to 2021. Mr. Van Gelderen began his investment career in 2005 and earned a B.A. from Duke University and a J.D. from Georgetown University Law Center.
Mr. Greenblath joined American Century in 2019. Prior to joining American Century, Mr. Greenblath worked at Aberdeen Standard Investments from 2012 to 2019. Mr. Greenblath began his investment career in 2002 and earned a B.S. from Pennsylvania State University.
The rest of the section remains the same.
S-6466-365 A (06/21)

Effective immediately, the information under the subsection “The Investment Manager and Subadvisers - Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above mentioned Fund has been superseded and replaced with the following:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2020, unless otherwise noted
VP – American Century Diversified Bond Fund	American Century: Robert Gahagan	17 RICs 2 other accounts	$21.55 billion $563.08 million	None	American Century	American Century
	Jason Greenblath(h)	7 RICs 1 other account	$9.87 billion $182.56 million	None
	Jeffrey Houston	11 RICs 6 other accounts	$12.98 billion $1.42 billion	None
	Charles Tan	10 RICs 1 other account	$10.74 billion $188.15 million	None
	Peter Van Gelderen(h)	9 RICs 2 other accounts	$12.86 billion $488.66 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(h)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of June 1, 2021.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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S-6466-365 A (06/21)